Current and long-term debt - Citibank/K-Sure credit facility (Details)	1 Months Ended
	May 31, 2020	Sep. 30, 2017 USD ($) tranche vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings instrument term	5 years
Debt outstanding			$ 2,415,326,000	$ 2,552,473,000
Citibank / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of borrowing tranches | tranche		2
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000.0
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Minimum ratio for fair value of vessels		135.00%
Deposit in debt service reserve account			4,000,000.0
Debt outstanding			$ 84,500,000	$ 91,100,000
Citibank / K-Sure Credit Facility - Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 25,100,000
Citibank / K-Sure Credit Facility - K-Sure Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		91,200,000
Periodic borrowing payment amount		$ 2,100,000
Borrowings instrument term		12 years
Consolidated Liquidity Requirement - Scenario One [Member] | Citibank / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount					$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | Citibank / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel					500,000
Consolidated liquidity requirement per each chartered-in vessel					$ 250,000
Vessels [member] | STI Excellence, STI Executive, STI Experience and STI Express [Member] | Citibank / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel		4
London Interbank Offered Rate (LIBOR) [Member] | Citibank / K-Sure Credit Facility - Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.50%
London Interbank Offered Rate (LIBOR) [Member] | Citibank / K-Sure Credit Facility - K-Sure Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.60%